Inventories (Details) - Schedule of Inventories - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Raw materials	$ 5,404,093	$ 4,298,235
Work in process	591,234	642,235
Finished goods	948,368	1,300,383
Inventory valuation allowance	(92,446)	(13,397)
Total	$ 6,851,249	$ 6,227,456